Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Mar. 31, 2016	Mar. 31, 2015
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 8,248	¥ 7,869
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		3,188	2,510
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,445	1,815
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,197	3,098
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 418	¥ 446

[1]	Other than above, there were \635 billion and \577 billion of government, agency and municipal securities reported within Other assets-Non-trading debt securities in the consolidated balance sheets as of March 31, 2015 and 2016, respectively. These securities are primarily Japanese government, agency and municipal securities.